Consolidated Statements Of Income (AES Indiana) (Q1) - USD ($) $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2024	Mar. 31, 2023	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
REVENUE	$ 407,801	$ 491,386	$ 1,649,917	$ 1,791,711	$ 1,426,132
OPERATING COSTS AND EXPENSES:
Fuel	102,919	189,730	494,000	568,676	255,817
Power purchased	38,633	49,890	159,908	199,860	175,025
Operation and maintenance	115,368	117,899	477,880	493,674	449,746
Depreciation and amortization	80,433	69,852	287,863	266,504	256,085
Taxes other than income taxes	7,895	7,430	24,864	33,048	44,419
Operating Expenses			1,444,154	1,558,561	1,175,462
Operating Income (Loss)	61,030	56,585	205,763	233,150	250,670
OTHER (EXPENSE) / INCOME, NET:
Allowance for equity funds used during construction	831	1,570	9,315	4,784	5,412
Interest Expense	(43,648)	(34,843)	(142,926)	(131,232)	(125,626)
Other (expense) / income, net	306	1,017	(410)	11,783	17,667
Total other expense, net	(42,511)	(32,256)	(134,021)	(114,665)	(102,547)
Income (Loss) from Continuing Operations before Income Taxes, Noncontrolling Interest	18,519	24,329	71,742	118,485	148,123
Tax benefit	(3,909)	(5,214)	14,715	21,859	28,941
NET INCOME	14,610	19,115	57,027	96,626	119,182
Net Income (Loss) Attributable to Noncontrolling Interest	(2,552)	0	(26,093)	0	0
NET INCOME ATTRIBUTABLE TO COMMON STOCK	17,162	19,115	83,120	93,117	115,969
Indianapolis Power And Light Company
REVENUE	407,801	491,386	1,649,917	1,791,711	1,426,132
OPERATING COSTS AND EXPENSES:
Fuel	102,919	189,730	494,000	568,676	255,817
Power purchased	38,633	49,890	159,908	199,860	175,025
Operation and maintenance	115,246	117,722	477,497	493,454	449,317
Depreciation and amortization	80,433	69,852	287,863	266,504	256,085
Taxes other than income taxes	7,895	7,430	24,865	33,048	44,419
Loss on asset disposal	1,523	0
Operating Expenses	346,649	434,624	1,443,772	1,558,341	1,175,033
Operating Income (Loss)	61,152	56,762	206,145	233,370	251,099
OTHER (EXPENSE) / INCOME, NET:
Allowance for equity funds used during construction	831	1,570	9,315	4,784	5,412
Interest Expense	(32,377)	(23,875)	(99,051)	(87,428)	(84,257)
Other (expense) / income, net	(634)	1,045	(646)	12,136	17,294
Total other expense, net	(32,180)	(21,260)	(90,382)	(70,508)	(61,551)
Income (Loss) from Continuing Operations before Income Taxes, Noncontrolling Interest	28,972	35,502	115,763	162,862	189,548
Tax benefit	5,688	6,545	25,666	32,887	39,305
NET INCOME	23,284	28,957	90,097	129,975	150,243
Net Income (Loss) Attributable to Noncontrolling Interest	(2,552)	0	(26,093)
NET INCOME ATTRIBUTABLE TO COMMON STOCK	25,836	28,957	116,190	126,466	147,030
Electricity [Member]
REVENUE	$ 407,801	$ 491,386	1,649,917	1,791,711	1,426,132
Electricity [Member] | Indianapolis Power And Light Company
REVENUE			$ 1,649,917	$ 1,791,711	$ 1,426,132